ACCOUNTS RECEIVABLE - Schedule of movement of allowance for doubtful accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Movement of allowance for doubtful accounts
Balance at beginning of year	$ 2,635	$ 2,730	$ 2,640
Charge to expenses	212	52	130
Write off of accounts receivable	(2,571)
Exchange difference	(12)	(147)	(40)
Balance at end of year	$ 264	$ 2,635	$ 2,730